Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Cash Flow Information
Change in
Non-Cash
Working Capital

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2022	2021	2022	2021

Change in non-cash working capital
Accounts receivable	$12,630	$(6,858)	$(1,972)	$(7,070)
Accounts payable and accrued liabilities	(2,140)	859	(4,353)	(1,020)
Other	(3,125)	(1,804)	(2,228)	(1,685)

Total change in non-cash working capital	$7,365	$(7,803)	$(8,553)	$(9,775)

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

	June 30	December 31
(in thousands)	2022	2021
Cash and cash equivalents comprised of:
Cash	$448,626	$126,053
Cash equivalents	-	99,992

Total cash and cash equivalents	$448,626	$226,045